Summary of Deferred Financing Costs Including Cost Capitalized, Amortized, and Written Off in Determination of Loss on Extinguishment of Debt (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Extinguishment of Debt [Line Items]
Beginning Balance	$ 7,806		$ 10,421
Capitalized costs	16,485
Amortization	(2,150)	(2,615)
Loss on extinguishment	(7,370)
Ending Balance	$ 14,771		$ 10,421